Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
NET INCOME	R$ 2,687,939	R$ 2,799,370	R$ 2,327,168
Items that will never be reclassified to profit or loss
Post employment benefits	(284,731)	363,466	(379,126)
Taxes on other comprehensive income	96,809	(123,578)	129,007
Items that may be reclassified to profit or loss
Adjustments related to financial assets	2,271	(569)	(6,373)
Taxes on other comprehensive income	(711)	243	2,167
Total other comprehensive income, net of taxes	(186,362)	239,562	(254,325)
Total comprehensive income	2,501,577	3,038,932	2,072,843
Attributable to controlling shareholders – continuing operations	2,482,937	2,585,645	1,903,365
Attributable to controlling shareholders – discontinued operations	18,898	463,690	101,666
Attributed to non-controlling shareholders – continuing operations	(258)	(26,942)	(390)
AttributedToNoncontrollingShareholdersDueToDiscontinuedOperation	R$ 0	R$ 16,539	R$ 68,202